Capitalization and Equity Structure (Tables)	12 Months Ended
Dec. 31, 2013
Capital Stock [Abstract]
Schedule of Issued and Outstanding Convertible Preferred Stock

Issued and outstanding convertible preferred stock (without regard to the conversion ratio used in the Merger discussed in Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.) consisted of the following at December 31, 2013:

		Number of
	Number of	Shares	Liquidation	Aggregate
	Shares	Issued and	Preference	Liquidation
Series	Authorized	Outstanding	Per Share	Preference

A	4,624,840	4,496,270 (1)	$1.75	$7,868,473

A-2	4,527,010	4,335,414	$2.10	$9,104,369

B	12,000,000	5,179,344	$2.10	$10,876,622
				$27,849,464

(1)	Series A financing efforts commenced in December 2010 were completed in July 2011. The Company issued 4,496,270 of the 4,650,000 authorized shares of Series A convertible preferred stock in connection with this transaction. The total amount of equity raised amounted to $7.87 million. Of this amount $2.43 million was received in cash and $393,000 was completed through a conversion of debt during the year ended December 31, 2010 and the rest of the funds were raised during 2011. Lockheed, a key customer, participated in this round of financing by making an equity investment totaling $1.5 million.

Schedule of Outstanding Warrants

The Company issued warrants to lenders in connection with convertible debt and to a customer in connection with a service contract. The outstanding warrants (without regard to the conversion ratio used in the Merger discussed in Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.) were as follows:

	Number					Fair Value as of
Warrants to	of	Date of	Exercise	Expiration		December 31
purchase shares of:	shares	issue	Price	Date	At Inception	2013	2012

Series A, to lender	128,570	4/29/2011	$1.75	10/31/2021	$167,256	$69,312	$151,738
Series B, to lender	257,829	5/31/2012	$2.10	6/1/2022	$348,327	181,567	354,593
Common stock, to lender	19,337	5/31/2012	$2.10	6/1/2022	$6,789	N/A	N/A
Series B to customer	27,500	11/16/2012	$0.01	11/16/2019	$57,494	31,108	57,491
Common stock, to investors in Series B	388,435	Various from 5/20/2013 to 8/29/2013	$2.10	10 years from issue	$136,380	N/A	N/A
						281,987	563,822
Obligation to issue warrant (see last paragraph)						95,760	-
Total warrant liability						$377,747	$563,822

(Note: The fair value as of period end is not applicable (N/A) for the warrants on common stock because such instruments are carried in equity without revaluation to periodic fair value.)